Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000059523 | United States Treasury Note, 4.625, 2035-02-15
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000059523 | Freddie Mac Pool, 5, 2055-01-01
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000059523 | United States Treasury Note, 4.625, 2055-02-15
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000059523 | United States Treasury Note, 4.625, 2054-05-15
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000059523 | Mount Vernon Liquid Assets Portfolio, LLC
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000059523 | United States Treasury Note, 4.25, 2035-05-15
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000059523 | United States Treasury Note, 4.25, 2054-02-15
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000059523 | United States Treasury Note, 4, 2052-11-15
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000059523 | Fannie Mae Pool, 4, 2055-03-01
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000059523 | United States Treasury Note, 4, 2029-07-31
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000059523 | CMO00249FAA5
Holdings [Line Items]
Percent of Total Investments	23.50%
C000059523 | Collateral for Securities Loaned990VR1110
Holdings [Line Items]
Percent of Total Investments	1.50%
C000059523 | Health Care682357AB4
Holdings [Line Items]
Percent of Total Investments	33.20%
C000059523 | Money Market Funds316175108
Holdings [Line Items]
Percent of Total Investments	4.40%
C000059523 | Sovereign035198AH3
Holdings [Line Items]
Percent of Total Investments	2.90%
C000059523 | IndustrialsBL5017167
Holdings [Line Items]
Percent of Total Investments	4.10%
C000059523 | MBS Passthrough31374CLW4
Holdings [Line Items]
Percent of Total Investments	30.40%
C000059523 | CLO
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000059523 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000059523 | Mbs Passthrough
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000059523 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000059523 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000059523 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000059523 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000059523 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000059523 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000059523 | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000059523 | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000059523 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000059523 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000059523 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000059523 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000059523 | CMBS
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000059523 | CMO
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000059523 | ABS
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000059523 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000059523 | MBS Passthrough
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000059523 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000059524 | United States Treasury Note, 4.625, 2035-02-15
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000059524 | Freddie Mac Pool, 5, 2055-01-01
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000059524 | United States Treasury Note, 4.625, 2055-02-15
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000059524 | United States Treasury Note, 4.625, 2054-05-15
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000059524 | Mount Vernon Liquid Assets Portfolio, LLC
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000059524 | United States Treasury Note, 4.25, 2035-05-15
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000059524 | United States Treasury Note, 4.25, 2054-02-15
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000059524 | United States Treasury Note, 4, 2052-11-15
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000059524 | Fannie Mae Pool, 4, 2055-03-01
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000059524 | United States Treasury Note, 4, 2029-07-31
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000059524 | CMO00249FAA5
Holdings [Line Items]
Percent of Total Investments	23.50%
C000059524 | Collateral for Securities Loaned990VR1110
Holdings [Line Items]
Percent of Total Investments	1.50%
C000059524 | Health Care682357AB4
Holdings [Line Items]
Percent of Total Investments	33.20%
C000059524 | Money Market Funds316175108
Holdings [Line Items]
Percent of Total Investments	4.40%
C000059524 | Sovereign035198AH3
Holdings [Line Items]
Percent of Total Investments	2.90%
C000059524 | IndustrialsBL5017167
Holdings [Line Items]
Percent of Total Investments	4.10%
C000059524 | MBS Passthrough31374CLW4
Holdings [Line Items]
Percent of Total Investments	30.40%
C000059524 | CLO
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000059524 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000059524 | Mbs Passthrough
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000059524 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000059524 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000059524 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000059524 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000059524 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000059524 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000059524 | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000059524 | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000059524 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000059524 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000059524 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000059524 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000059524 | CMBS
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000059524 | CMO
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000059524 | ABS
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000059524 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000059524 | MBS Passthrough
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000059524 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000059525 | United States Treasury Note, 4.625, 2035-02-15
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000059525 | Freddie Mac Pool, 5, 2055-01-01
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000059525 | United States Treasury Note, 4.625, 2055-02-15
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000059525 | United States Treasury Note, 4.625, 2054-05-15
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000059525 | Mount Vernon Liquid Assets Portfolio, LLC
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000059525 | United States Treasury Note, 4.25, 2035-05-15
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000059525 | United States Treasury Note, 4.25, 2054-02-15
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000059525 | United States Treasury Note, 4, 2052-11-15
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000059525 | Fannie Mae Pool, 4, 2055-03-01
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000059525 | United States Treasury Note, 4, 2029-07-31
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000059525 | CMO00249FAA5
Holdings [Line Items]
Percent of Total Investments	23.50%
C000059525 | Collateral for Securities Loaned990VR1110
Holdings [Line Items]
Percent of Total Investments	1.50%
C000059525 | Health Care682357AB4
Holdings [Line Items]
Percent of Total Investments	33.20%
C000059525 | Money Market Funds316175108
Holdings [Line Items]
Percent of Total Investments	4.40%
C000059525 | Sovereign035198AH3
Holdings [Line Items]
Percent of Total Investments	2.90%
C000059525 | IndustrialsBL5017167
Holdings [Line Items]
Percent of Total Investments	4.10%
C000059525 | MBS Passthrough31374CLW4
Holdings [Line Items]
Percent of Total Investments	30.40%
C000059525 | CLO
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000059525 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000059525 | Mbs Passthrough
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000059525 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000059525 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000059525 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000059525 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000059525 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000059525 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000059525 | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000059525 | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000059525 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000059525 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000059525 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000059525 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000059525 | CMBS
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000059525 | CMO
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000059525 | ABS
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000059525 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000059525 | MBS Passthrough
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000059525 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000087895 | iShares Bloomberg Roll Select Commodity Strategy ETF
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000087895 | iShares GSCI Commodity Dynamic Roll Strategy ETF
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000087895 | United States Treasury Note, 1.625, 2026-05-15
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000087895 | Invesco Nasdaq 100 ETF
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000087895 | United States Treasury Note, 0.75, 2026-08-31
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000087895 | United States Treasury Note, 1.125, 2026-10-31
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000087895 | State Street SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000087895 | Province of British Columbia Canada, 2.25, 2026-06-02
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000087895 | United States Treasury Note, 0.625, 2026-07-31
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000087895 | Amazon.com, Inc., 3.15, 2027-08-22
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000087895 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000087895 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000087895 | Technology
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000087895 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000087895 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000087895 | Financials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000087895 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000087895 | Consumer Discretionary023135BC9
Holdings [Line Items]
Percent of Total Investments	14.50%
C000087895 | Commodity46431W598
Holdings [Line Items]
Percent of Total Investments	29.80%
C000087895 | Money Market Funds61747C707
Holdings [Line Items]
Percent of Total Investments	17.20%
C000087895 | Supranational045167DU4
Holdings [Line Items]
Percent of Total Investments	4.30%
C000087895 | U.S. Treasury Obligations9128282R0
Holdings [Line Items]
Percent of Total Investments	34.20%
C000087895 | Supranational
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000087895 | Government Guaranteed
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000087895 | Local Authority
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000087895 | Equity
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000087895 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000087896 | iShares Bloomberg Roll Select Commodity Strategy ETF
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000087896 | iShares GSCI Commodity Dynamic Roll Strategy ETF
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000087896 | United States Treasury Note, 1.625, 2026-05-15
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000087896 | Invesco Nasdaq 100 ETF
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000087896 | United States Treasury Note, 0.75, 2026-08-31
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000087896 | United States Treasury Note, 1.125, 2026-10-31
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000087896 | State Street SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000087896 | Province of British Columbia Canada, 2.25, 2026-06-02
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000087896 | United States Treasury Note, 0.625, 2026-07-31
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000087896 | Amazon.com, Inc., 3.15, 2027-08-22
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000087896 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000087896 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000087896 | Technology
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000087896 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000087896 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000087896 | Financials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000087896 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000087896 | Consumer Discretionary023135BC9
Holdings [Line Items]
Percent of Total Investments	14.50%
C000087896 | Commodity46431W598
Holdings [Line Items]
Percent of Total Investments	29.80%
C000087896 | Money Market Funds61747C707
Holdings [Line Items]
Percent of Total Investments	17.20%
C000087896 | Supranational045167DU4
Holdings [Line Items]
Percent of Total Investments	4.30%
C000087896 | U.S. Treasury Obligations9128282R0
Holdings [Line Items]
Percent of Total Investments	34.20%
C000087896 | Supranational
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000087896 | Government Guaranteed
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000087896 | Local Authority
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000087896 | Equity
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000087896 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000087897 | iShares Bloomberg Roll Select Commodity Strategy ETF
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000087897 | iShares GSCI Commodity Dynamic Roll Strategy ETF
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000087897 | United States Treasury Note, 1.625, 2026-05-15
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000087897 | Invesco Nasdaq 100 ETF
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000087897 | United States Treasury Note, 0.75, 2026-08-31
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000087897 | United States Treasury Note, 1.125, 2026-10-31
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000087897 | State Street SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000087897 | Province of British Columbia Canada, 2.25, 2026-06-02
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000087897 | United States Treasury Note, 0.625, 2026-07-31
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000087897 | Amazon.com, Inc., 3.15, 2027-08-22
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000087897 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000087897 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000087897 | Technology
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000087897 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000087897 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000087897 | Financials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000087897 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000087897 | Consumer Discretionary023135BC9
Holdings [Line Items]
Percent of Total Investments	14.50%
C000087897 | Commodity46431W598
Holdings [Line Items]
Percent of Total Investments	29.80%
C000087897 | Money Market Funds61747C707
Holdings [Line Items]
Percent of Total Investments	17.20%
C000087897 | Supranational045167DU4
Holdings [Line Items]
Percent of Total Investments	4.30%
C000087897 | U.S. Treasury Obligations9128282R0
Holdings [Line Items]
Percent of Total Investments	34.20%
C000087897 | Supranational
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000087897 | Government Guaranteed
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000087897 | Local Authority
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000087897 | Equity
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000087897 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000059526 | 6889106 | Taiwan Semiconductor Manufacturing Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000059526 | 6771720 | Samsung Electronics Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000059526 | 6450267 | SK Hynix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000059526 | BMMV2K8 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000059526 | BK6YZP5 | Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000059526 | 6260734 | Delta Electronics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000059526 | 6005214 | Accton Technology Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000059526 | 6544892 | Asia Vital Components Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000059526 | 92837L109 | Vista Energy S.A.B. de C.V.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000059526 | BFXZDY1 | ASE Technology Holding Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000059526 | Collateral for Securities Loaned990VR1110
Holdings [Line Items]
Percent of Total Investments	3.90%
C000059526 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000059526 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000059526 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000059526 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000059526 | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000059526 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000059526 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000059526 | Technology
Holdings [Line Items]
Percent of Net Asset Value	39.80%
C000059526 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000059526 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000059526 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000059526 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000059526 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000059526 | Mixed AllocationBD9X204
Holdings [Line Items]
Percent of Total Investments	0.70%
C000059526 | FinancialsBQKRHR8
Holdings [Line Items]
Percent of Total Investments	93.50%
C000059526 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	0.20%
C000059526 | Real Estate2119379
Holdings [Line Items]
Percent of Total Investments	1.70%
C000059526 | Mixed Allocation
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000059527 | 6889106 | Taiwan Semiconductor Manufacturing Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000059527 | 6771720 | Samsung Electronics Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000059527 | 6450267 | SK Hynix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000059527 | BMMV2K8 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000059527 | BK6YZP5 | Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000059527 | 6260734 | Delta Electronics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000059527 | 6005214 | Accton Technology Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000059527 | 6544892 | Asia Vital Components Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000059527 | 92837L109 | Vista Energy S.A.B. de C.V.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000059527 | BFXZDY1 | ASE Technology Holding Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000059527 | Collateral for Securities Loaned990VR1110
Holdings [Line Items]
Percent of Total Investments	3.90%
C000059527 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000059527 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000059527 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000059527 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000059527 | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000059527 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000059527 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000059527 | Technology
Holdings [Line Items]
Percent of Net Asset Value	39.80%
C000059527 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000059527 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000059527 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000059527 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000059527 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000059527 | Mixed AllocationBD9X204
Holdings [Line Items]
Percent of Total Investments	0.70%
C000059527 | FinancialsBQKRHR8
Holdings [Line Items]
Percent of Total Investments	93.50%
C000059527 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	0.20%
C000059527 | Real Estate2119379
Holdings [Line Items]
Percent of Total Investments	1.70%
C000059527 | Mixed Allocation
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000059528 | 6889106 | Taiwan Semiconductor Manufacturing Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000059528 | 6771720 | Samsung Electronics Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000059528 | 6450267 | SK Hynix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000059528 | BMMV2K8 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000059528 | BK6YZP5 | Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000059528 | 6260734 | Delta Electronics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000059528 | 6005214 | Accton Technology Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000059528 | 6544892 | Asia Vital Components Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000059528 | 92837L109 | Vista Energy S.A.B. de C.V.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000059528 | BFXZDY1 | ASE Technology Holding Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000059528 | Collateral for Securities Loaned990VR1110
Holdings [Line Items]
Percent of Total Investments	3.90%
C000059528 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000059528 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000059528 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000059528 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000059528 | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000059528 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000059528 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000059528 | Technology
Holdings [Line Items]
Percent of Net Asset Value	39.80%
C000059528 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000059528 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000059528 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000059528 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000059528 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000059528 | Mixed AllocationBD9X204
Holdings [Line Items]
Percent of Total Investments	0.70%
C000059528 | FinancialsBQKRHR8
Holdings [Line Items]
Percent of Total Investments	93.50%
C000059528 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	0.20%
C000059528 | Real Estate2119379
Holdings [Line Items]
Percent of Total Investments	1.70%
C000059528 | Mixed Allocation
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000131123 | 316175108 | Fidelity Investments Money Market Funds, Class I
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000131123 | 990VR1110 | Mount Vernon Liquid Assets Portfolio
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000131123 | 09631AAE5 | BlueMountain CLO XXXIII Ltd., ER
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000131123 | 05682JAE2 | Bain Capital Credit CLO 2021-7 Ltd., ER
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000131123 | BL5278413 | OAK-Eagle Acquireco, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000131123 | BL4845634 | Jane Street Group, LLC
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000131123 | 09631FAE4 | BlueMountain CLO XXXII Ltd., ER
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000131123 | BL5485539 | Neptune Bidco US, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000131123 | BL5253234 | Trio Bidco, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000131123 | BL5230455 | Varsity Brands, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000131123 | CLO
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000131123 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000131123 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000131123 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000131123 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000131123 | Communications
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000131123 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000131123 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000131123 | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000131123 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000131123 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000131123 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000131123 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000131123 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000131123 | CLO05684MAE3
Holdings [Line Items]
Percent of Total Investments	5.10%
C000131123 | Consumer Staples01309QAD0
Holdings [Line Items]
Percent of Total Investments	9.00%
C000131123 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	8.80%
C000131123 | Non-Listed RightLX155508
Holdings [Line Items]
Percent of Total Investments	0.00%
C000131123 | IndustrialsBL5086907
Holdings [Line Items]
Percent of Total Investments	77.10%
C000131123 | Communications45174J145
Holdings [Line Items]
Percent of Total Investments	0.00%
C000131124 | 316175108 | Fidelity Investments Money Market Funds, Class I
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000131124 | 990VR1110 | Mount Vernon Liquid Assets Portfolio
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000131124 | 09631AAE5 | BlueMountain CLO XXXIII Ltd., ER
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000131124 | 05682JAE2 | Bain Capital Credit CLO 2021-7 Ltd., ER
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000131124 | BL5278413 | OAK-Eagle Acquireco, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000131124 | BL4845634 | Jane Street Group, LLC
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000131124 | 09631FAE4 | BlueMountain CLO XXXII Ltd., ER
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000131124 | BL5485539 | Neptune Bidco US, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000131124 | BL5253234 | Trio Bidco, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000131124 | BL5230455 | Varsity Brands, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000131124 | CLO
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000131124 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000131124 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000131124 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000131124 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000131124 | Communications
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000131124 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000131124 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000131124 | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000131124 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000131124 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000131124 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000131124 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000131124 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000131124 | CLO05684MAE3
Holdings [Line Items]
Percent of Total Investments	5.10%
C000131124 | Consumer Staples01309QAD0
Holdings [Line Items]
Percent of Total Investments	9.00%
C000131124 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	8.80%
C000131124 | Non-Listed RightLX155508
Holdings [Line Items]
Percent of Total Investments	0.00%
C000131124 | IndustrialsBL5086907
Holdings [Line Items]
Percent of Total Investments	77.10%
C000131124 | Communications45174J145
Holdings [Line Items]
Percent of Total Investments	0.00%
C000131125 | 316175108 | Fidelity Investments Money Market Funds, Class I
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000131125 | 990VR1110 | Mount Vernon Liquid Assets Portfolio
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000131125 | 09631AAE5 | BlueMountain CLO XXXIII Ltd., ER
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000131125 | 05682JAE2 | Bain Capital Credit CLO 2021-7 Ltd., ER
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000131125 | BL5278413 | OAK-Eagle Acquireco, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000131125 | BL4845634 | Jane Street Group, LLC
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000131125 | 09631FAE4 | BlueMountain CLO XXXII Ltd., ER
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000131125 | BL5485539 | Neptune Bidco US, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000131125 | BL5253234 | Trio Bidco, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000131125 | BL5230455 | Varsity Brands, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000131125 | CLO
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000131125 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000131125 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000131125 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000131125 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000131125 | Communications
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000131125 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000131125 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000131125 | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000131125 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000131125 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000131125 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000131125 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000131125 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000131125 | CLO05684MAE3
Holdings [Line Items]
Percent of Total Investments	5.10%
C000131125 | Consumer Staples01309QAD0
Holdings [Line Items]
Percent of Total Investments	9.00%
C000131125 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	8.80%
C000131125 | Non-Listed RightLX155508
Holdings [Line Items]
Percent of Total Investments	0.00%
C000131125 | IndustrialsBL5086907
Holdings [Line Items]
Percent of Total Investments	77.10%
C000131125 | Communications45174J145
Holdings [Line Items]
Percent of Total Investments	0.00%
C000107185 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000107185 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000107185 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000107185 | 57636Q104 | Mastercard, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000107185 | 007903107 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000107185 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000107185 | 02079K107 | Alphabet, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000107185 | 532457108 | Eli Lilly & Company
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000107185 | 46120E602 | Intuitive Surgical, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000107185 | 81762P102 | ServiceNow, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000107185 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000107185 | Communications
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000107185 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000107185 | Technology
Holdings [Line Items]
Percent of Net Asset Value	50.30%
C000107185 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000107185 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000107185 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000107185 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000107185 | Technology007903107
Holdings [Line Items]
Percent of Total Investments	99.40%
C000107185 | Cash & Equivalent825252505
Holdings [Line Items]
Percent of Total Investments	0.60%
C000107186 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000107186 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000107186 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000107186 | 57636Q104 | Mastercard, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000107186 | 007903107 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000107186 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000107186 | 02079K107 | Alphabet, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000107186 | 532457108 | Eli Lilly & Company
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000107186 | 46120E602 | Intuitive Surgical, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000107186 | 81762P102 | ServiceNow, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000107186 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000107186 | Communications
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000107186 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000107186 | Technology
Holdings [Line Items]
Percent of Net Asset Value	50.30%
C000107186 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000107186 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000107186 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000107186 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000107186 | Technology007903107
Holdings [Line Items]
Percent of Total Investments	99.40%
C000107186 | Cash & Equivalent825252505
Holdings [Line Items]
Percent of Total Investments	0.60%
C000107187 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000107187 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000107187 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000107187 | 57636Q104 | Mastercard, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000107187 | 007903107 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000107187 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000107187 | 02079K107 | Alphabet, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000107187 | 532457108 | Eli Lilly & Company
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000107187 | 46120E602 | Intuitive Surgical, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000107187 | 81762P102 | ServiceNow, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000107187 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000107187 | Communications
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000107187 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000107187 | Technology
Holdings [Line Items]
Percent of Net Asset Value	50.30%
C000107187 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000107187 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000107187 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000107187 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000107187 | Technology007903107
Holdings [Line Items]
Percent of Total Investments	99.40%
C000107187 | Cash & Equivalent825252505
Holdings [Line Items]
Percent of Total Investments	0.60%
C000059529 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000059529 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000059529 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000059529 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000059529 | Communications
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000059529 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000059529 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000059529 | Technology
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000059529 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000059529 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000059529 | Energy
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000059529 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000059529 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000059529 | Financials004961AA6
Holdings [Line Items]
Percent of Total Investments	84.30%
C000059529 | Cash & Equivalent31846V567
Holdings [Line Items]
Percent of Total Investments	15.70%
C000059530 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000059530 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000059530 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000059530 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000059530 | Communications
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000059530 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000059530 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000059530 | Technology
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000059530 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000059530 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000059530 | Energy
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000059530 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000059530 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000059530 | Financials004961AA6
Holdings [Line Items]
Percent of Total Investments	84.30%
C000059530 | Cash & Equivalent31846V567
Holdings [Line Items]
Percent of Total Investments	15.70%
C000059531 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000059531 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000059531 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000059531 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000059531 | Communications
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000059531 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000059531 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000059531 | Technology
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000059531 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000059531 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000059531 | Energy
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000059531 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000059531 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000059531 | Financials004961AA6
Holdings [Line Items]
Percent of Total Investments	84.30%
C000059531 | Cash & Equivalent31846V567
Holdings [Line Items]
Percent of Total Investments	15.70%
C000131120 | French Republic Government Bond OAT, 3.5, 2033-11-25
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000131120 | Bundesschatzanweisungen, 2.2, 2027-03-11
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000131120 | French Republic Government Bond OAT, 2, 2032-11-25
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000131120 | Italy Buoni Poliennali Del Tesoro, 5, 2040-09-01
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000131120 | Italy Buoni Poliennali Del Tesoro, 4.2, 2034-03-01
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000131120 | French Republic Government Bond OAT, 0.25, 2026-11-25
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000131120 | Australia Government Bond, 4.5, 2033-04-21
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000131120 | United Kingdom Gilt, 3.75, 2027-03-07
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000131120 | Spain Government Bond, 3.45, 2034-10-31
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000131120 | United Kingdom Gilt, 4.125, 2027-01-29
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000131120 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000131120 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000131120 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000131120 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000131120 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000131120 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000131120 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000131120 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000131120 | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000131120 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000131120 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000131120 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000131120 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000131120 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000131120 | Supranational
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000131120 | Local Authority
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000131120 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	4.30%
C000131120 | ABSB18P274
Holdings [Line Items]
Percent of Total Investments	0.00%
C000131120 | Real EstateB1VKYN6
Holdings [Line Items]
Percent of Total Investments	0.10%
C000131120 | Real EstateBWJDY67
Holdings [Line Items]
Percent of Total Investments	0.40%
C000131120 | Utilities00654AAC0
Holdings [Line Items]
Percent of Total Investments	61.00%
C000131120 | Sovereign035198AD2
Holdings [Line Items]
Percent of Total Investments	34.20%
C000131120 | RightsBVZJG99
Holdings [Line Items]
Percent of Total Investments	0.00%
C000131120 | Non U.S. Treasury
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000131121 | French Republic Government Bond OAT, 3.5, 2033-11-25
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000131121 | Bundesschatzanweisungen, 2.2, 2027-03-11
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000131121 | French Republic Government Bond OAT, 2, 2032-11-25
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000131121 | Italy Buoni Poliennali Del Tesoro, 5, 2040-09-01
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000131121 | Italy Buoni Poliennali Del Tesoro, 4.2, 2034-03-01
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000131121 | French Republic Government Bond OAT, 0.25, 2026-11-25
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000131121 | Australia Government Bond, 4.5, 2033-04-21
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000131121 | United Kingdom Gilt, 3.75, 2027-03-07
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000131121 | Spain Government Bond, 3.45, 2034-10-31
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000131121 | United Kingdom Gilt, 4.125, 2027-01-29
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000131121 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000131121 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000131121 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000131121 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000131121 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000131121 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000131121 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000131121 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000131121 | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000131121 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000131121 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000131121 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000131121 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000131121 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000131121 | Supranational
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000131121 | Local Authority
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000131121 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	4.30%
C000131121 | ABSB18P274
Holdings [Line Items]
Percent of Total Investments	0.00%
C000131121 | Real EstateB1VKYN6
Holdings [Line Items]
Percent of Total Investments	0.10%
C000131121 | Real EstateBWJDY67
Holdings [Line Items]
Percent of Total Investments	0.40%
C000131121 | Utilities00654AAC0
Holdings [Line Items]
Percent of Total Investments	61.00%
C000131121 | Sovereign035198AD2
Holdings [Line Items]
Percent of Total Investments	34.20%
C000131121 | RightsBVZJG99
Holdings [Line Items]
Percent of Total Investments	0.00%
C000131121 | Non U.S. Treasury
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000131122 | French Republic Government Bond OAT, 3.5, 2033-11-25
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000131122 | Bundesschatzanweisungen, 2.2, 2027-03-11
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000131122 | French Republic Government Bond OAT, 2, 2032-11-25
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000131122 | Italy Buoni Poliennali Del Tesoro, 5, 2040-09-01
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000131122 | Italy Buoni Poliennali Del Tesoro, 4.2, 2034-03-01
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000131122 | French Republic Government Bond OAT, 0.25, 2026-11-25
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000131122 | Australia Government Bond, 4.5, 2033-04-21
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000131122 | United Kingdom Gilt, 3.75, 2027-03-07
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000131122 | Spain Government Bond, 3.45, 2034-10-31
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000131122 | United Kingdom Gilt, 4.125, 2027-01-29
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000131122 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000131122 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000131122 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000131122 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000131122 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000131122 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000131122 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000131122 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000131122 | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000131122 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000131122 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000131122 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000131122 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000131122 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000131122 | Supranational
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000131122 | Local Authority
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000131122 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	4.30%
C000131122 | ABSB18P274
Holdings [Line Items]
Percent of Total Investments	0.00%
C000131122 | Real EstateB1VKYN6
Holdings [Line Items]
Percent of Total Investments	0.10%
C000131122 | Real EstateBWJDY67
Holdings [Line Items]
Percent of Total Investments	0.40%
C000131122 | Utilities00654AAC0
Holdings [Line Items]
Percent of Total Investments	61.00%
C000131122 | Sovereign035198AD2
Holdings [Line Items]
Percent of Total Investments	34.20%
C000131122 | RightsBVZJG99
Holdings [Line Items]
Percent of Total Investments	0.00%
C000131122 | Non U.S. Treasury
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000059532 | 6889106 | Taiwan Semiconductor Manufacturing Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000059532 | 6771720 | Samsung Electronics Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000059532 | BMGYJ02 | Kioxia Holdings Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000059532 | B929F46 | ASML Holding N.V.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000059532 | BD1RP61 | Bank of Ireland Group PLC
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000059532 | 7309681 | BNP Paribas S.A.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000059532 | 867224107 | Suncor Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000059532 | 780259305 | Shell PLC
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000059532 | B0190C7 | Techtronic Industries Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000059532 | 055622104 | BP PLC
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000059532 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000059532 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000059532 | France
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000059532 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000059532 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000059532 | Korea (Republic Of)
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000059532 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000059532 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000059532 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000059532 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000059532 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000059532 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000059532 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000059532 | United States
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000059532 | China
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000059532 | Japan
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000059532 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000059532 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000059532 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000059532 | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000059532 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000059532 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000059532 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000059532 | Technology
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000059532 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000059532 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000059532 | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000059532 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000059532 | Equity
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000059532 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	8.40%
C000059532 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000059532 | IndustrialsBP2NJ48
Holdings [Line Items]
Percent of Total Investments	89.90%
C000059532 | Equities464286608
Holdings [Line Items]
Percent of Total Investments	0.50%
C000059532 | FinancialsB00FM53
Holdings [Line Items]
Percent of Total Investments	1.20%
C000059532 | TechnologyBR52TP7
Holdings [Line Items]
Percent of Total Investments	0.00%
C000059533 | 6889106 | Taiwan Semiconductor Manufacturing Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000059533 | 6771720 | Samsung Electronics Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000059533 | BMGYJ02 | Kioxia Holdings Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000059533 | B929F46 | ASML Holding N.V.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000059533 | BD1RP61 | Bank of Ireland Group PLC
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000059533 | 7309681 | BNP Paribas S.A.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000059533 | 867224107 | Suncor Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000059533 | 780259305 | Shell PLC
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000059533 | B0190C7 | Techtronic Industries Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000059533 | 055622104 | BP PLC
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000059533 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000059533 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000059533 | France
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000059533 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000059533 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000059533 | Korea (Republic Of)
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000059533 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000059533 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000059533 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000059533 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000059533 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000059533 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000059533 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000059533 | United States
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000059533 | China
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000059533 | Japan
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000059533 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000059533 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000059533 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000059533 | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000059533 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000059533 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000059533 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000059533 | Technology
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000059533 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000059533 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000059533 | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000059533 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000059533 | Equity
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000059533 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	8.40%
C000059533 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000059533 | IndustrialsBP2NJ48
Holdings [Line Items]
Percent of Total Investments	89.90%
C000059533 | Equities464286608
Holdings [Line Items]
Percent of Total Investments	0.50%
C000059533 | FinancialsB00FM53
Holdings [Line Items]
Percent of Total Investments	1.20%
C000059533 | TechnologyBR52TP7
Holdings [Line Items]
Percent of Total Investments	0.00%
C000059534 | 6889106 | Taiwan Semiconductor Manufacturing Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000059534 | 6771720 | Samsung Electronics Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000059534 | BMGYJ02 | Kioxia Holdings Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000059534 | B929F46 | ASML Holding N.V.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000059534 | BD1RP61 | Bank of Ireland Group PLC
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000059534 | 7309681 | BNP Paribas S.A.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000059534 | 867224107 | Suncor Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000059534 | 780259305 | Shell PLC
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000059534 | B0190C7 | Techtronic Industries Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000059534 | 055622104 | BP PLC
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000059534 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000059534 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000059534 | France
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000059534 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000059534 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000059534 | Korea (Republic Of)
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000059534 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000059534 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000059534 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000059534 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000059534 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000059534 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000059534 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000059534 | United States
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000059534 | China
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000059534 | Japan
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000059534 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000059534 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000059534 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000059534 | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000059534 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000059534 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000059534 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000059534 | Technology
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000059534 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000059534 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000059534 | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000059534 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000059534 | Equity
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000059534 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	8.40%
C000059534 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000059534 | IndustrialsBP2NJ48
Holdings [Line Items]
Percent of Total Investments	89.90%
C000059534 | Equities464286608
Holdings [Line Items]
Percent of Total Investments	0.50%
C000059534 | FinancialsB00FM53
Holdings [Line Items]
Percent of Total Investments	1.20%
C000059534 | TechnologyBR52TP7
Holdings [Line Items]
Percent of Total Investments	0.00%
C000059511 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000059511 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000059511 | 46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000059511 | 595112103 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000059511 | 30231G102 | Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000059511 | 17275R102 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000059511 | 75513E101 | RTX Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000059511 | 701094104 | Parker-Hannifin Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000059511 | G54950103 | Linde PLC
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000059511 | 060505104 | Bank of America Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000059511 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000059511 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000059511 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000059511 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000059511 | Communications
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000059511 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000059511 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000059511 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000059511 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000059511 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000059511 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000059511 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000059511 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000059511 | Health Care002824100
Holdings [Line Items]
Percent of Total Investments	96.30%
C000059511 | Money Market Funds825252406
Holdings [Line Items]
Percent of Total Investments	3.70%
C000059512 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000059512 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000059512 | 46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000059512 | 595112103 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000059512 | 30231G102 | Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000059512 | 17275R102 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000059512 | 75513E101 | RTX Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000059512 | 701094104 | Parker-Hannifin Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000059512 | G54950103 | Linde PLC
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000059512 | 060505104 | Bank of America Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000059512 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000059512 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000059512 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000059512 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000059512 | Communications
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000059512 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000059512 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000059512 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000059512 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000059512 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000059512 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000059512 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000059512 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000059512 | Health Care002824100
Holdings [Line Items]
Percent of Total Investments	96.30%
C000059512 | Money Market Funds825252406
Holdings [Line Items]
Percent of Total Investments	3.70%
C000059513 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000059513 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000059513 | 46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000059513 | 595112103 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000059513 | 30231G102 | Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000059513 | 17275R102 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000059513 | 75513E101 | RTX Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000059513 | 701094104 | Parker-Hannifin Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000059513 | G54950103 | Linde PLC
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000059513 | 060505104 | Bank of America Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000059513 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000059513 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000059513 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000059513 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000059513 | Communications
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000059513 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000059513 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000059513 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000059513 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000059513 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000059513 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000059513 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000059513 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000059513 | Health Care002824100
Holdings [Line Items]
Percent of Total Investments	96.30%
C000059513 | Money Market Funds825252406
Holdings [Line Items]
Percent of Total Investments	3.70%
C000059520 | United States Treasury Bill, 0, 2026-07-09
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000059520 | United States Treasury Bill, 0, 2026-06-11
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000059520 | U.S. Treasury Bill, 0, 2026-09-10
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000059520 | United States Treasury Bill, 0, 2026-05-05
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000059520 | United States Treasury Note, 4.625, 2055-11-15
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000059520 | United States Treasury Note, 4.25, 2033-03-31
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000059520 | United States Treasury Note, 3.875, 2031-03-31
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000059520 | First American Government Obligations Fund
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000059520 | Vistra Operations Company, LLC, 4.3, 2028-10-15
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000059520 | Ally Financial, Inc., 7.1, 2176-05-15
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000059520 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000059520 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000059520 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000059520 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000059520 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000059520 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000059520 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000059520 | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000059520 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000059520 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000059520 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000059520 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000059520 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000059520 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	61.40%
C000059520 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	2.70%
C000059520 | Financials00774MBK0
Holdings [Line Items]
Percent of Total Investments	36.80%
C000059520 | Education56681NJD0
Holdings [Line Items]
Percent of Total Investments	0.80%
C000059520 | U.S. Treasury Obligations912797QX8
Holdings [Line Items]
Percent of Total Investments	59.70%
C000059520 | Education
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000059521 | United States Treasury Bill, 0, 2026-07-09
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000059521 | United States Treasury Bill, 0, 2026-06-11
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000059521 | U.S. Treasury Bill, 0, 2026-09-10
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000059521 | United States Treasury Bill, 0, 2026-05-05
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000059521 | United States Treasury Note, 4.625, 2055-11-15
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000059521 | United States Treasury Note, 4.25, 2033-03-31
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000059521 | United States Treasury Note, 3.875, 2031-03-31
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000059521 | First American Government Obligations Fund
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000059521 | Vistra Operations Company, LLC, 4.3, 2028-10-15
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000059521 | Ally Financial, Inc., 7.1, 2176-05-15
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000059521 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000059521 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000059521 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000059521 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000059521 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000059521 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000059521 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000059521 | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000059521 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000059521 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000059521 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000059521 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000059521 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000059521 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	61.40%
C000059521 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	2.70%
C000059521 | Financials00774MBK0
Holdings [Line Items]
Percent of Total Investments	36.80%
C000059521 | Education56681NJD0
Holdings [Line Items]
Percent of Total Investments	0.80%
C000059521 | U.S. Treasury Obligations912797QX8
Holdings [Line Items]
Percent of Total Investments	59.70%
C000059521 | Education
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000059522 | United States Treasury Bill, 0, 2026-07-09
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000059522 | United States Treasury Bill, 0, 2026-06-11
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000059522 | U.S. Treasury Bill, 0, 2026-09-10
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000059522 | United States Treasury Bill, 0, 2026-05-05
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000059522 | United States Treasury Note, 4.625, 2055-11-15
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000059522 | United States Treasury Note, 4.25, 2033-03-31
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000059522 | United States Treasury Note, 3.875, 2031-03-31
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000059522 | First American Government Obligations Fund
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000059522 | Vistra Operations Company, LLC, 4.3, 2028-10-15
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000059522 | Ally Financial, Inc., 7.1, 2176-05-15
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000059522 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000059522 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000059522 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000059522 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000059522 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000059522 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000059522 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000059522 | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000059522 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000059522 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000059522 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000059522 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000059522 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000059522 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	61.40%
C000059522 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	2.70%
C000059522 | Financials00774MBK0
Holdings [Line Items]
Percent of Total Investments	36.80%
C000059522 | Education56681NJD0
Holdings [Line Items]
Percent of Total Investments	0.80%
C000059522 | U.S. Treasury Obligations912797QX8
Holdings [Line Items]
Percent of Total Investments	59.70%
C000059522 | Education
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000066378 | 668074305 | Northwestern Energy Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000066378 | 947890109 | Webster Financial Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000066378 | 655844108 | Norfolk Southern Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000066378 | 69349H107 | TXNM Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000066378 | 29670G102 | Essential Utilities, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000066378 | 16115Q308 | Chart Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000066378 | BP9LHF2 | Schroders plc
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000066378 | 00130H105 | AES Corporation (The)
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000066378 | 127097103 | Coterra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000066378 | 63001N106 | NCR Atleos Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000066378 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000066378 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000066378 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000066378 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000066378 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000066378 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000066378 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000066378 | Technology
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000066378 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000066378 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000066378 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000066378 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000066378 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000066378 | Equity
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000066378 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	19.10%
C000066378 | Equities021346101
Holdings [Line Items]
Percent of Total Investments	1.90%
C000066378 | Utilities00130H105
Holdings [Line Items]
Percent of Total Investments	134.50%
C000066378 | Health CareNOVONOCVR
Holdings [Line Items]
Percent of Total Investments	0.60%
C000066378 | Short_Currency Contracts
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000066378 | Short_Real Estate
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000066378 | Short_Communications
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
C000066378 | Short_Technology
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
C000066378 | Short_Financials
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
C000066378 | Short_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
C000066378 | Short_Materials
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
C000066378 | Short_Industrials
Holdings [Line Items]
Percent of Net Asset Value	(4.90%)
C000066378 | Short_Energy
Holdings [Line Items]
Percent of Net Asset Value	(5.60%)
C000066378 | Short_Utilities
Holdings [Line Items]
Percent of Net Asset Value	(9.10%)
C000066379 | 668074305 | Northwestern Energy Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000066379 | 947890109 | Webster Financial Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000066379 | 655844108 | Norfolk Southern Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000066379 | 69349H107 | TXNM Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000066379 | 29670G102 | Essential Utilities, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000066379 | 16115Q308 | Chart Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000066379 | BP9LHF2 | Schroders plc
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000066379 | 00130H105 | AES Corporation (The)
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000066379 | 127097103 | Coterra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000066379 | 63001N106 | NCR Atleos Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000066379 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000066379 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000066379 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000066379 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000066379 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000066379 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000066379 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000066379 | Technology
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000066379 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000066379 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000066379 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000066379 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000066379 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000066379 | Equity
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000066379 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	19.10%
C000066379 | Equities021346101
Holdings [Line Items]
Percent of Total Investments	1.90%
C000066379 | Utilities00130H105
Holdings [Line Items]
Percent of Total Investments	134.50%
C000066379 | Health CareNOVONOCVR
Holdings [Line Items]
Percent of Total Investments	0.60%
C000066379 | Short_Currency Contracts
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000066379 | Short_Real Estate
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000066379 | Short_Communications
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
C000066379 | Short_Technology
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
C000066379 | Short_Financials
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
C000066379 | Short_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
C000066379 | Short_Materials
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
C000066379 | Short_Industrials
Holdings [Line Items]
Percent of Net Asset Value	(4.90%)
C000066379 | Short_Energy
Holdings [Line Items]
Percent of Net Asset Value	(5.60%)
C000066379 | Short_Utilities
Holdings [Line Items]
Percent of Net Asset Value	(9.10%)
C000066380 | 668074305 | Northwestern Energy Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000066380 | 947890109 | Webster Financial Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000066380 | 655844108 | Norfolk Southern Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000066380 | 69349H107 | TXNM Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000066380 | 29670G102 | Essential Utilities, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000066380 | 16115Q308 | Chart Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000066380 | BP9LHF2 | Schroders plc
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000066380 | 00130H105 | AES Corporation (The)
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000066380 | 127097103 | Coterra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000066380 | 63001N106 | NCR Atleos Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000066380 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000066380 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000066380 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000066380 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000066380 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000066380 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000066380 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000066380 | Technology
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000066380 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000066380 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000066380 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000066380 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000066380 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000066380 | Equity
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000066380 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	19.10%
C000066380 | Equities021346101
Holdings [Line Items]
Percent of Total Investments	1.90%
C000066380 | Utilities00130H105
Holdings [Line Items]
Percent of Total Investments	134.50%
C000066380 | Health CareNOVONOCVR
Holdings [Line Items]
Percent of Total Investments	0.60%
C000066380 | Short_Currency Contracts
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000066380 | Short_Real Estate
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000066380 | Short_Communications
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
C000066380 | Short_Technology
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
C000066380 | Short_Financials
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
C000066380 | Short_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
C000066380 | Short_Materials
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
C000066380 | Short_Industrials
Holdings [Line Items]
Percent of Net Asset Value	(4.90%)
C000066380 | Short_Energy
Holdings [Line Items]
Percent of Net Asset Value	(5.60%)
C000066380 | Short_Utilities
Holdings [Line Items]
Percent of Net Asset Value	(9.10%)
C000059508 | 95040Q104 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000059508 | 74340W103 | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000059508 | 29444U700 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000059508 | 828806109 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000059508 | 398182303 | American Healthcare REIT, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000059508 | 32054K103 | First Industrial Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000059508 | 30225T102 | Extra Space Storage, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000059508 | 008492100 | Agree Realty Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000059508 | 45378A106 | Independence Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000059508 | 29670E107 | Essential Properties Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000059508 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000059508 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000059508 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000059508 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000059508 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000059508 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	13.00%
C000059508 | Real EstateB1G5XP1
Holdings [Line Items]
Percent of Total Investments	87.00%
C000059509 | 95040Q104 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000059509 | 74340W103 | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000059509 | 29444U700 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000059509 | 828806109 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000059509 | 398182303 | American Healthcare REIT, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000059509 | 32054K103 | First Industrial Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000059509 | 30225T102 | Extra Space Storage, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000059509 | 008492100 | Agree Realty Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000059509 | 45378A106 | Independence Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000059509 | 29670E107 | Essential Properties Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000059509 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000059509 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000059509 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000059509 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000059509 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000059509 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	13.00%
C000059509 | Real EstateB1G5XP1
Holdings [Line Items]
Percent of Total Investments	87.00%
C000059510 | 95040Q104 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000059510 | 74340W103 | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000059510 | 29444U700 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000059510 | 828806109 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000059510 | 398182303 | American Healthcare REIT, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000059510 | 32054K103 | First Industrial Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000059510 | 30225T102 | Extra Space Storage, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000059510 | 008492100 | Agree Realty Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000059510 | 45378A106 | Independence Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000059510 | 29670E107 | Essential Properties Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000059510 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000059510 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000059510 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000059510 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000059510 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000059510 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	13.00%
C000059510 | Real EstateB1G5XP1
Holdings [Line Items]
Percent of Total Investments	87.00%
C000059514 | 296315104 | ESCO Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000059514 | 60471A101 | Mirion Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000059514 | 78709Y105 | Saia, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000059514 | 50012A108 | Kodiak Gas Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000059514 | 428291108 | Hexcel Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000059514 | 03820C105 | Applied Industrial Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000059514 | 683344105 | Onto Innovation, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000059514 | 739128106 | Powell Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000059514 | 360271100 | Fulton Financial Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000059514 | 125141101 | CECO Environmental Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000059514 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000059514 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000059514 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000059514 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000059514 | Technology
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000059514 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000059514 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000059514 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000059514 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000059514 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000059514 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	18.00%
C000059514 | Energy82489W107
Holdings [Line Items]
Percent of Total Investments	82.00%
C000059515 | 296315104 | ESCO Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000059515 | 60471A101 | Mirion Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000059515 | 78709Y105 | Saia, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000059515 | 50012A108 | Kodiak Gas Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000059515 | 428291108 | Hexcel Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000059515 | 03820C105 | Applied Industrial Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000059515 | 683344105 | Onto Innovation, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000059515 | 739128106 | Powell Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000059515 | 360271100 | Fulton Financial Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000059515 | 125141101 | CECO Environmental Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000059515 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000059515 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000059515 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000059515 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000059515 | Technology
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000059515 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000059515 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000059515 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000059515 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000059515 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000059515 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	18.00%
C000059515 | Energy82489W107
Holdings [Line Items]
Percent of Total Investments	82.00%
C000059516 | 296315104 | ESCO Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000059516 | 60471A101 | Mirion Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000059516 | 78709Y105 | Saia, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000059516 | 50012A108 | Kodiak Gas Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000059516 | 428291108 | Hexcel Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000059516 | 03820C105 | Applied Industrial Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000059516 | 683344105 | Onto Innovation, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000059516 | 739128106 | Powell Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000059516 | 360271100 | Fulton Financial Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000059516 | 125141101 | CECO Environmental Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000059516 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000059516 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000059516 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000059516 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000059516 | Technology
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000059516 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000059516 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000059516 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000059516 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000059516 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000059516 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	18.00%
C000059516 | Energy82489W107
Holdings [Line Items]
Percent of Total Investments	82.00%
C000059517 | 82706C108 | Silicon Motion Technology Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000059517 | 90385V107 | Ultra Clean Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000059517 | 14167L103 | CareDx, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000059517 | 05603J108 | BKV Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000059517 | 704699107 | Peapack-Gladstone Financial Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000059517 | 088929104 | BGC Group, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000059517 | 88076W103 | Teradata Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000059517 | 66405S100 | Northeast Bank
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000059517 | 69366J200 | PTC Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000059517 | 293712105 | Enterprise Financial Services Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000059517 | Money Market Funds316175108
Holdings [Line Items]
Percent of Total Investments	14.60%
C000059517 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000059517 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000059517 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000059517 | Materials
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000059517 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000059517 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000059517 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000059517 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000059517 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000059517 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000059517 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000059517 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000059517 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000059517 | Technology733245104
Holdings [Line Items]
Percent of Total Investments	85.40%
C000059518 | 82706C108 | Silicon Motion Technology Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000059518 | 90385V107 | Ultra Clean Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000059518 | 14167L103 | CareDx, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000059518 | 05603J108 | BKV Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000059518 | 704699107 | Peapack-Gladstone Financial Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000059518 | 088929104 | BGC Group, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000059518 | 88076W103 | Teradata Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000059518 | 66405S100 | Northeast Bank
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000059518 | 69366J200 | PTC Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000059518 | 293712105 | Enterprise Financial Services Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000059518 | Money Market Funds316175108
Holdings [Line Items]
Percent of Total Investments	14.60%
C000059518 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000059518 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000059518 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000059518 | Materials
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000059518 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000059518 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000059518 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000059518 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000059518 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000059518 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000059518 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000059518 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000059518 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000059518 | Technology733245104
Holdings [Line Items]
Percent of Total Investments	85.40%
C000059519 | 82706C108 | Silicon Motion Technology Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000059519 | 90385V107 | Ultra Clean Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000059519 | 14167L103 | CareDx, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000059519 | 05603J108 | BKV Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000059519 | 704699107 | Peapack-Gladstone Financial Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000059519 | 088929104 | BGC Group, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000059519 | 88076W103 | Teradata Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000059519 | 66405S100 | Northeast Bank
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000059519 | 69366J200 | PTC Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000059519 | 293712105 | Enterprise Financial Services Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000059519 | Money Market Funds316175108
Holdings [Line Items]
Percent of Total Investments	14.60%
C000059519 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000059519 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000059519 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000059519 | Materials
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000059519 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000059519 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000059519 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000059519 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000059519 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000059519 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000059519 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000059519 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000059519 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000059519 | Technology733245104
Holdings [Line Items]
Percent of Total Investments	85.40%
C000241914 | 912797UC9 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000241914 | FSPXC6100_20300201_L_SOC | S&P 500 INDEX
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000241914 | FSPXC7000_20310201_L_SOC | S&P 500 INDEX
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000241914 | 91282CCY5 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000241914 | 912797UA3 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000241914 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000241914 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	50.30%
C000241914 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	11.00%
C000241914 | Flex OptionFSPXC6100_20300201_L_SOC
Holdings [Line Items]
Percent of Total Investments	38.70%
C000241914 | U.S. Treasury Obligations912797UA3
Holdings [Line Items]
Percent of Total Investments	50.30%
C000241912 | 912797UC9 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000241912 | FSPXC6100_20300201_L_SOC | S&P 500 INDEX
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000241912 | FSPXC7000_20310201_L_SOC | S&P 500 INDEX
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000241912 | 91282CCY5 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000241912 | 912797UA3 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000241912 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000241912 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	50.30%
C000241912 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	11.00%
C000241912 | Flex OptionFSPXC6100_20300201_L_SOC
Holdings [Line Items]
Percent of Total Investments	38.70%
C000241912 | U.S. Treasury Obligations912797UA3
Holdings [Line Items]
Percent of Total Investments	50.30%
C000241913 | 912797UC9 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000241913 | FSPXC6100_20300201_L_SOC | S&P 500 INDEX
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000241913 | FSPXC7000_20310201_L_SOC | S&P 500 INDEX
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000241913 | 91282CCY5 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000241913 | 912797UA3 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000241913 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000241913 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	50.30%
C000241913 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	11.00%
C000241913 | Flex OptionFSPXC6100_20300201_L_SOC
Holdings [Line Items]
Percent of Total Investments	38.70%
C000241913 | U.S. Treasury Obligations912797UA3
Holdings [Line Items]
Percent of Total Investments	50.30%